Note 16 - Capital Management (Details Textual) - USD ($)				1 Months Ended					3 Months Ended	12 Months Ended			22 Months Ended
	Mar. 15, 2026	Jan. 14, 2026	Jun. 30, 2018	Dec. 31, 2025	Jul. 31, 2025	Jan. 31, 2024	Jun. 30, 2023	Jan. 31, 2023	Mar. 25, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Feb. 26, 2026	Jan. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)				$ 0.4
Dividends, per share					$ 0.4	$ 0.4	$ 0.4	$ 0.8		$ 0.8	$ 0.8	$ 1.2
Dividend payables					$ 71,200,000	$ 70,400,000	$ 36,000,000	$ 71,300,000
Dividends recognised as distributions to owners								12,300,000		$ 71,167,000	$ 70,398,000	$ 107,222,000
Payments to acquire or redeem entity's shares										0	0	32,695,000
Treasury shares				$ 238,815,000						238,815,000	238,815,000
Capital reserved for investments in marketable securities				70,000						$ 70,000
Net gain prior to termination												3,200,000
Cumulative net gain related to marketable securities								34,200,000
Treasury shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends recognised as distributions to owners												0
Kunlun and Keeneyes Future Holding [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend payables								$ 59,000,000
Kunlun Tech Limited [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends recognised as distributions to owners											$ 33,000,000	$ 25,100,000
Potential ordinary share transactions [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)		$ 0.4
Share repurchase program, authorized amount														$ 300,000,000
ADS [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends, per share										$ 0.8	$ 0.8	$ 1.2
Share repurchase program, maximum authorized amount															$ 50,000,000
Number of shares repurchased during period (in shares)			36,971,296							0	0	2,765,346	6,119,841
Payments to acquire or redeem entity's shares			$ 239,000,000							$ 0	$ 0	$ 32,695,000	$ 50,000,000
Treasury shares				$ 1,600,107,000						$ 1,600,107,000
ADS [member] | Potential ordinary share transactions [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share repurchase program, authorized amount														$ 300,000,000
Number of shares repurchased during period (in shares)	229,856								97,335
Ordinary shares [member] | Potential ordinary share transactions [member] | Kunlun Tech Limited [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares repurchased during period (in shares)	485,874